EARNINGS PER COMMON SHARE	3 Months Ended
Mar. 31, 2012
EARNINGS PER COMMON SHARE
EARNINGS PER COMMON SHARE

NOTE 12. EARNINGS PER COMMON SHARE

The table below is a reconciliation of the numerators and denominators of our basic and diluted earnings per common share calculations for income from continuing operations for the three months ended March 31, 2012 and 2011. Income is expressed in millions and weighted average shares are expressed in thousands.

	Income (Numerator)	Weighted Average Shares (Denominator)	Per-Share Amount
Three Months Ended March 31, 2012
Income available to Tenet Healthcare Corporation common shareholders for basic earnings per share	$57	411,373	$0.14
Effect of dilutive stock options, restricted stock units and mandatory convertible preferred stock	6	73,500	(0.01)
Income available to Tenet Healthcare Corporation common shareholders for diluted earnings per share	$63	484,873	$0.13

	Income (Numerator)	Weighted Average Shares (Denominator)	Per-Share Amount
Three Months Ended March 31, 2011
Income available to Tenet Healthcare Corporation common shareholders for basic earnings per share	$80	486,902	$0.16
Effect of dilutive stock options, restricted stock units and mandatory convertible preferred stock	6	78,279	(0.01)
Income available to Tenet Healthcare Corporation common shareholders for diluted earnings per share	$86	565,181	$0.15

Stock options (in thousands) whose exercise price exceeded the average market price of our common stock and, therefore, were not included in the computation of diluted shares for the three months ended March 31, 2012 and 2011 were 15,316 and 18,753 shares, respectively.